Events Subsequent to the Reporting Period	12 Months Ended
Mar. 31, 2025
Events Subsequent to the Reporting Period [Abstract]
EVENTS SUBSEQUENT TO THE REPORTING PERIOD
32	EVENTS SUBSEQUENT TO THE REPORTING PERIOD

On 11 June, 2025, the Company incorporated a wholly-owned subsidiary, Bra Pro Private Limited, a private company limited by shares, which is incorporated in the Republic of Singapore, with an initial issued share capital of S$1.00 represented by 1 ordinary share.